Patents and Licenses (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
2020	$ 119
2021	119
2022	117
2023	113
2024	113
Gross carrying amount	$ 13,840	$ 13,840